Fair Value of Financial Instruments - Schedule of Fair Value and Carrying Value of Debt Facilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Fair Value | Senior Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt facilities	$ 973,190	$ 938,193
Fair Value | Term A Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt facilities	632,960,000	777,564
Fair Value | Term B Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt facilities	2,108,938,000	2,390,497
Carrying Value | Senior Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt facilities	985,034	984,061
Carrying Value | Term A Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt facilities	616,234	762,039
Carrying Value | Term B Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt facilities	$ 2,065,880	$ 2,334,701